INCOME TAXES (Tables)	11 Months Ended
Dec. 31, 2015
Income Taxes Tables
Deferred tax assets

The losses result in a deferred tax asset and an equal valuation allowance of:

	December 31,	January 31,
	2015	2015
Deferred tax asset, generated from net operating loss at statutory rates	$357,700	$303,100
Valuation allowance	(357,700)	(303,100)

Reconciliation of the effective income tax rate to the federal statutory rate
The reconciliation of the effective income tax rate to the federal statutory rate is as follows:
Federal income tax rate	15.0%
Increase in valuation allowance	(15.0)%
Effective income tax rate	0.0%